Bank loans - Additional Information (Details) - CNY (¥) ¥ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024
Long-term bank loan
Disclosure of detailed information about borrowings [line items]
Debt instrument, term	2 years
Bank loan	¥ 50.0
Borrowings, interest rate	2.90%
Short-term loans
Disclosure of detailed information about borrowings [line items]
Debt instrument, term		1 year	1 year
Bank loan		¥ 332.4	¥ 30.0
Principal amount of borrowings		¥ 120.0
Short-term loans | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		2.10%	2.10%
Short-term loans | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		2.30%	2.30%